UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2011

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):      [x]  is a restatement.
                                       [ ]  adds new holdings
                                            entries

Institutional Investment Manager Filing this Report:

Name:     Affinity Wealth Management
Address:  1702 Lovering Avenue
          Wilmington, Delaware 19806


Form 13F File Number:  28-1902

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Matthew Simpson
Title:   Investment Associate
Phone:   (302)652-6767

Signature, Place, and Date of Signing:

/s/ Matthew Simpson               Wilmington, DE		 03/31/2011
----------------------------      -----------------------    -------------
[Signature]                       [City, State]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting' manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




                             Form 13F SUMMARY PAGE

Report Summary


Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    57

Form 13F Information Table Value Total:  $186,612,000.00


List of Other Included Managers
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     NONE


                                        	     Value	Shares/  Invstmt
Name of Issuer                   Class	 CUSIP	     (x$1000)   Prn Amt  Dscretn
------------------------        ------- --------    ---------  ------  ------



Apple Inc Com              	Com	37833100	550	1579	sole
At&T Inc Com               	Com	00206R102   	301	9818	sole
Blackrock Fds In			91929109	7524	210512	sole
Blackrock Muni B	    		09253C504   	118	16521	sole
Buffalo USA Glob	 		            	8677	331821	sole
Chevron Corp Com           	Com	166764100	262	2438	sole
China Voice Hold	   	Com	16946A100   	0	22000	sole
Cimarex Energy C	       	Com	            	290	2519	sole
Conocophillips C	    	Com	20825C104   	324	4053	sole
Enegen Corp.               	Com	            	201	3178	sole
Exxon Mobil Corp	 	Com	30231G102   	667	7927	sole
F5 Networks Inc 	       	Com	            	201	1958	sole
Fmi Common Stock	     		30249V109   	5320	198586	sole
Franklin Custodi	 		353496300	127	56363	sole
Franklin Federal	 		            	134	11840	sole
Franklin Russell	 		            	367	6820	sole
Franklin Russell	 		            	415	40869	sole
Fulton Financial	  	Com	360271100	181	16254	sole
General Electric	   	Com	369604103	324	16147	sole
Hartford Eq Inc 	 		416648558	9455	1056465	sole
Hartford Global 	 		41664M581   	10351	837476	sole
Inland American 			            	80	10000	sole
Intl Business Ma		Com	459200101	290	1777	sole
INVESCO Van Kamp			            	2319	139334	sole
Ishares Barclay 	 		464287226	1082	10293	sole
Ishares Barclays 			            	10648	97544	sole
Ishares Iboxx & 	 		464287242	778	7186	sole
Ishares Msci Eaf			464287465	3936	65508	sole
Ishares S&P 500 	 		464287309	7485	108941	sole
Ishares S&P 500 	 		464287408	3608	56987	sole
Ishares S&P Mdcp	 		464287705	9024	104687	sole
Ishares S&P Midc	 		464287606	10713	97085	sole
Ishares S&P Smal	 		464287887	14263	180501	sole
Ishares S&P Smal	 		464287879	8287	108719	sole
Ishares Tr Barcl	   		464288638	1001	9508	sole
Johnson & Johnso	      	Com	478160104	503	8490	sole
Jones Lang Lasal		Com	            	223	2235	sole
Joy Global Inc C	      	Com	            	226	2283	sole
Lin Care Holding          	Com	            	204	6893	sole
Lubrizol Corp Co        	Com	549271104	257	1916	sole
Oneok Inc Com              	Com	682680103	226	3375	sole
Pimco Total Retu	   		693391674	13089	1203044	sole
Priceline.Com  I	     	Com	741503403	517	1021	sole
Putnam Tax Exemp	   		746870104	111	13627	sole
Rf Micro Devices	   	Com	749941100	70	10931	sole
Royce Fd Low Pri	      		780905808	391	20045	sole
Scout Fds Intl F	       		904199403	7892	236500	sole
Selected Amern S	 		816221105	752	17361	sole
Stratton Fds Inc 	 		863137105	6358	118157	sole
Templeton Global 	 		880208103	20084	1462783	sole
Thomas & Betts C	   	Com	884315102	245	4123	sole
Vanguard Tax Exe	 		            	184	11629	sole
Vanguard Tax Exe	 		922907704	521	47484	sole
Vanguard Tax Exe			922907209	1452	109864	sole
Vanguard Total B	 		921937108	106	10069	sole
Verizon Communic	 	Com	92343V104   	307	7966	sole
Western Asset Fd	 		957663602	13591	1254897	sole







REPORT SUMMARY                57   	DATA RECORDS	186612